Retention Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2025
Retention Receivables, Net [Abstract]
Schedule of Retention Receivables, Net

Retention receivables, net consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Retention receivables	341,132	597,580	76,811
Allowance for expected credit losses	(8,565)	(15,005)	(1,929)
Balance at end of year	332,567	582,575	74,882

Schedule of Allowance for Expected Credit Losses	Allowance for expected credit losses consists of the following:
	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	—	8,565	1,101
Addition	8,565	6,440	828
Ending balance	8,565	15,005	1,929